Cost of Sale - Summary of Cost of Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales [abstract]
Salaries and wages	$ (392.8)	$ (414.7)	$ (388.1)
Consumable stores	(280.0)	(346.7)	(346.3)
Utilities	(148.3)	(150.1)	(169.8)
Mine contractors	(365.3)	(307.4)	(308.4)
Other	(204.4)	(207.6)	(163.1)
Cost of sales before gold inventory change and amortisation and depreciation	(1,390.8)	(1,426.5)	(1,375.7)
Gold inventory change	16.2	69.5	45.9
Cost of sales before amortisation and depreciation	(1,374.6)	(1,357.0)	(1,329.8)
Amortisation and depreciation	(668.4)	(748.1)	(671.4)
Total cost of sales	$ (2,043.0)	$ (2,105.1)	$ (2,001.2)